Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2023
Entity Registrant Name	CALAMOS ADVISORS TRUST/IL
Entity Central Index Key	0001079575
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 11, 2024
Document Effective Date	Apr. 29, 2024
Prospectus Date	Apr. 29, 2024